Investment Property	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
Note 20 Investment Property

Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh $	ThCh $	ThCh $
As of January 1, 2017
Historic cost	4,729,639	2,279,475	7,009,114
Depreciation	-	(755,287)	(755,287)
Book Value	4,729,639	1,524,188	6,253,827

As of December 31, 2017
Additions	-	17,588	17,588
Depreciation	-	(49,909)	(49,909)
Convertion effect (depreciation)	(270,804)	(165,236)	(436,040)
Conversion effect	-	30,893	30,893
Changes	(270,804)	(157,664)	(428,468)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2017
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2018
Additions	-	3,613	3,613
Depreciation	-	(49,728)	(49,728)
Convertion effect (depreciation)	(429,377)	(269,737)	(699,114)
Conversion effect	-	68,416	68,416
Other increases (decreases) (1)	2,695,795	871,615	3,567,410
Changes	2,266,418	624,179	2,890,597
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2018
Historic cost	6,725,253	2,737,318	9,462,571
Depreciation	-	(746,615)	(746,615)
Book Value	6,725,253	1,990,703	8,715,956
(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

Investment property includes twenty land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, with one land property, two offices and one apartment of them being leased and generating ThCh$ 158,235 revenue during year
2018
(ThCh$ 193,839 in
2017
and ThCh$ 251,545 in
2016
). Additionally, there are three land properties in Argentina, which are leased and generated an income for ThCh$ 97,312 for year
2018
(ThCh$ 135,064 in
2017
and ThCh$ 131,389 in
2016
). In addition, the expenses associated with such investment properties amounted to ThCh$ 50,874 for the year ended as of
December 31, 2018
(ThCh$ 60,452 in
2017
and ThCh$ 71,090 in
2016
).

The fair value, of investment property that represent 89% of the carrying amount is ThCh$ 13,332,435.

Management has not detected any evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.